Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense related to property and equipment	$ 62.5	$ 56.6	$ 53.5